Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other non-current assets
Deposits	$ 6,084	¥ 42,357	¥ 43,510
Loans receivables	5,172	36,003	31,501
Others	799	5,563	6,028
Balance at the end of year	$ 12,055	¥ 83,923	¥ 81,039